UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $1,170,735 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM              003687100     1540    74740 SH       SOLE                    74740        0        0
ACME PACKET INC                COM              004764106     3148   250018 SH       SOLE                   250018        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    49112   800000 SH       SOLE                   800000        0        0
AUDIBLE INC                    COM NEW          05069A302     2772   310745 SH       SOLE                   310745        0        0
AUDIOVOX CORP                  CL A             050757103     9821   792056 SH       SOLE                   792056        0        0
BEARINGPOINT INC               COM              074002106    33071 11685813 SH       SOLE                 11685813        0        0
BLUE NILE INC                  COM              09578R103    19322   283897 SH       SOLE                   283897        0        0
BROADCOM CORP                  CL A             111320107    35289  1350000 SH       SOLE                  1350000        0        0
CINCINNATI BELL INC NEW        COM              171871106    36566  7698100 SH       SOLE                  7698100        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    75165  2717453 SH       SOLE                  2717453        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    55153  1625000 SH       SOLE                  1625000        0        0
COGNOS INC                     COM              19244C109    30394   527944 SH       SOLE                   527944        0        0
CONVERGYS CORP                 COM              212485106    57182  3474000 SH       SOLE                  3474000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    34762   964800 SH       SOLE                   964800        0        0
DOLBY LABORATORIES INC         COM              25659T107    23110   464800 SH       SOLE                   464800        0        0
ECHELON CORP                   COM              27874N105      496    24020 SH       SOLE                    24020        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103    17316  1200000 SH       SOLE                  1200000        0        0
FIRST SOLAR INC                COM              336433107    21371    80000 SH       SOLE                    80000        0        0
GETTY IMAGES INC               COM              374276103    23523   811132 SH       SOLE                   811132        0        0
GIANT INTERACTIVE GROUP INC    ADR              374511103     8332   641890 SH       SOLE                   641890        0        0
GOOGLE INC                     CL A             38259P508    60159    87000 SH       SOLE                    87000        0        0
IAC INTERACTIVECORP            COM NEW          44919P300    28939  1075000 SH       SOLE                  1075000        0        0
IDEARC INC                     COM              451663108      698    39765 SH       SOLE                    39765        0        0
INFINERA CORPORATION           COM              45667G103     5194   350000 SH       SOLE                   350000        0        0
IPASS INC                      COM              46261V108     3277   807136 SH       SOLE                   807136        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    33872  1600000 SH       SOLE                  1600000        0        0
KNOT INC                       COM              499184109     5488   344284 SH       SOLE                   344284        0        0
KONGZHONG CORP                 SPONSORED ADR    50047P104      756   124097 SH       SOLE                   124097        0        0
LAMAR ADVERTISING CO           CL A             512815101    34406   715748 SH       SOLE                   715748        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3938  1295306 SH       SOLE                  1295306        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    64308  4600000 SH       SOLE                  4600000        0        0
MICRON TECHNOLOGY INC          COM              595112103    24650  3400000 SH       SOLE                  3400000        0        0
NAVARRE CORP                   COM              639208107     4886  2349023 SH       SOLE                  2349023        0        0
NETEASE COM INC                SPONSORED ADR    64110W102    41307  2178638 SH       SOLE                  2178638        0        0
NETWORK APPLIANCE INC          COM              64120L104    81619  3270000 SH       SOLE                  3270000        0        0
NOVELLUS SYS INC               COM              670008101     7448   270139 SH       SOLE                   270139        0        0
ON SEMICONDUCTOR CORP          COM              682189105    46176  5200000 SH       SOLE                  5200000        0        0
POWERWAVE TECHNOLOGIES INC     COM              739363109      652   161788 SH       SOLE                   161788        0        0
R H DONNELLEY CORP             COM NEW          74955W307     2524    69177 SH       SOLE                    69177        0        0
RESEARCH IN MOTION LTD         COM              760975102    45360   400000 SH       SOLE                   400000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    26150  1440000 SH       SOLE                  1440000        0        0
SATYAM COMPUTER SERVICES LTD   ADR              804098101     9619   360000 SH       SOLE                   360000        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     3482   424126 SH       SOLE                   424126        0        0
SIX FLAGS INC                  COM              83001P109    14525  7155091 SH       SOLE                  7155091        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     2437   185570 SH       SOLE                   185570        0        0
SYNOPSYS INC                   COM              871607107    40580  1565000 SH       SOLE                  1565000        0        0
SYNTAX BRILLIAN CORP           COM              87163L103     4689  1522424 SH       SOLE                  1522424        0        0
THE9 LTD                       ADR              88337K104    11728   550102 SH       SOLE                   550102        0        0
YAHOO INC                      COM              984332106    24423  1050000 SH       SOLE                  1050000        0        0